Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2020
Accounts payable and accrued liabilities
Accounts payable and accrued liabilities

16.Accounts payable and accrued liabilities

	December 31, 2020	December 31, 2019
	$	$
Accounts payable	2,206,249	2,780,628
Accrued liabilities	1,701,554	1,866,823
Sale commissions payable ¹	731,671	—
Accounts payable to the controlling shareholder and CEO	68,577	214,470
Accounts payable to a trust beneficially owned by the controlling shareholder and CEO	—	51,234
	4,708,051	4,913,155

¹Sale commissions payable relates to the costs to obtain long-term contracts with clients.